Victory Tax Exempt Money Market Fund Investment Objectives and Goals - Victory Tax Exempt Money Market Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Tax Exempt Money Market Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Tax Exempt Money Market Fund (the “Fund”) provides investors with interest income that is exempt from federal income tax and has a further objective of preserving capital and maintaining liquidity.